Income Taxes - Schedule of Loss Carryforwards and Deductible Temporary Differences (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 0.0	$ 0.1
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	49.1	71.5
Non-capital tax losses | Expire (2024 to 2043)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	7.2	29.7
Non-capital tax losses | Never expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	41.9	41.8
Capital tax losses | Never expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	7.7	7.8
Non-capital and capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital tax losses	$ 56.8	$ 79.4